Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Note 4 - Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	As of December 31,
In millions	2013	2012
Long-term debt carrying amount	$3,813	$3,553
Long-term debt fair value (1)	3,956	4,057

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Fair value measurements using significant unobservable inputs - Level 3 (1)
In millions	Global hedged equity	Absolute return	Private capital	Total

Balance at December 31, 2011	$30	$34	$25	$89
Gains included in changes in net assets	3	2	3	8
Purchases	15	-	-	15
Sales	(10)	-	(5)	(15)
Balance at December 31, 2012	$38	$36	$23	$97
Gains included in changes in net assets	5	3	4	12
Purchases	-	-	-	-
Sales	-	-	(5)	(5)
Balance at December 31, 2013	$43	$39	$22	$104

Natural Gas and Interest Rate Derivatives [Member]
Note 4 - Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31, 2013		December 31, 2012
In millions	Assets (1)	Liabilities	Assets (1)	Liabilities
Natural gas derivatives
Quoted prices in active markets (Level 1)	$6	$(79)	$8	$(45)
Significant other observable inputs (Level 2)	67	(79)	96	(30)
Netting of cash collateral	43	78	33	36
Total carrying value (2) (3)	$116	$(80)	$137	$(39)
Interest rate derivatives
Significant other observable inputs (Level 2)	$-	$-	$3	$-

Natural Gas Derivatives [Member]
Note 4 - Fair Value Measurements (Tables) [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31, 2013
	Pension plans (1)					Welfare plans
In millions	Level 1	Level 2	Level 3	Total	% of total	Level 1	Level 2	Level 3	Total	% of total
Cash	$3	$1	$-	$4	-%	$1	$-	$-	$1	1%
Equity securities:
U.S. large cap (2)	93	205	-	298	33%	-	52	-	52	62%
U.S. small cap (2)	72	29	-	101	11%	-	-	-	-	-%
International companies (3)	-	139	-	139	15%	-	14	-	14	17%
Emerging markets (4)	-	34	-	34	4%	-	-	-	-	-%
Fixed income securities:
Corporate bonds (5)	-	207	-	207	23%	-	17	-	17	20%
Other (or gov’t/muni bonds)	-	29	-	29	3%	-	-	-	-	-%
Other types of investments:
Global hedged equity (6)	-	-	43	43	5%	-	-	-	-	-%
Absolute return (7)	-	-	39	39	4%	-	-	-	-	-%
Private capital (8)	-	-	22	22	2%	-	-	-	-	-%
Total assets at fair value	$168	$644	$104	$916	100%	$1	$83	$-	$84	100%
% of fair value hierarchy	19%	70%	11%	100%		1%	99%	-%	100%
	December 31, 2012
	Pension plans (1)					Welfare plans
In millions	Level 1	Level 2	Level 3	Total	% of total	Level 1	Level 2	Level 3	Total	% of total
Cash	$14	$2	$-	$16	2%	$1	$-	$-	$1	1%
Equity securities:
U.S. large cap (2)	69	181	-	250	30%	-	38	-	38	55%
U.S. small cap (2)	60	22	-	82	10%	-	-	-	-	-%
International companies (3)	-	120	-	120	14%	-	12	-	12	18%
Emerging markets (4)	-	34	-	34	4%	-	-	-	-	-%
Fixed income securities:
Corporate bonds (5)	-	216	-	216	26%	-	18	-	18	26%
Other (or gov’t/muni bonds)	-	30	-	30	3%	-	-	-	-	-%
Other types of investments:
Global hedged equity (6)	-	-	38	38	4%	-	-	-	-	-%
Absolute return (7)	-	-	36	36	4%	-	-	-	-	-%
Private capital (8)	-	-	23	23	3%	-	-	-	-	-%
Total assets at fair value	$143	$605	$97	$845	100%	$1	$68	$-	$69	100%
% of fair value hierarchy	17%	72%	11%	100%		1%	99%	-%	100%